Revenue - Summary of Revenues From Contracts With Customers Disaggregated by Material Revenue Category (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disaggregation Of Revenue [Line Items]
Total revenue	¥ 1,831,077	$ 280,625	¥ 853,010	¥ 98,484
Colocation Services Recognized Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	1,701,911	260,829	678,348	0
Colocation Rental Recognized Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	124,991	19,156	128,870	93,423
Others Recognized Over Time
Disaggregation Of Revenue [Line Items]
Total revenue	¥ 4,175	$ 640	¥ 45,792	¥ 5,061